Fair Value Measurements - Financial Assets and Liabilities Not Measured at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 75,106		$ 47,480
Short-term loans and line of credit accounts, net	140,905	[1]	156,845	[1]
Installment loans, net	182,706	[1]	146,622	[1]
Total	398,717		350,947
Financial liabilities:
Losses on consumer loans guaranteed	1,576		2,047		2,624	2,284
Senior Notes	494,181
Total	495,757		426,180
Affiliate Line of Credit			424,133
Level 1
Financial assets:
Cash and cash equivalents	75,106		47,480
Total	75,106		47,480
Level 2
Financial liabilities:
Senior Notes	491,250
Total	491,250		429,978
Affiliate Line of Credit			429,978
Level 3
Financial assets:
Short-term loans and line of credit accounts, net	140,905	[1]	156,845	[1]
Installment loans, net	182,706	[1]	146,622	[1]
Total	323,611		303,467
Financial liabilities:
Losses on consumer loans guaranteed	1,576		2,047
Total	$ 1,576		$ 2,047

[1]	Short-term loans, line of credit accounts and installment loans are included in “Consumer loans, net” in the consolidated balance sheets.